Schedule of Outstanding Debt Obligations (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Unpaid Balance	$ 1,350	$ 3,000	$ 2,500
Accrued Interest	405	821	388
Net Carrying Value	1,755	3,821	2,867
Less: current portion of long-term debt	(1,155)	(3,221)	(807)
Long-term debt, net of current portion	600	600	2,060
Discount			(21)
Term Notes Payable [Member]
Short-Term Debt [Line Items]
Unpaid Balance	750	2,200	2,500
Accrued Interest	382	753	388
Net Carrying Value	1,132	2,953	2,867
Discount			$ (21)
Promissory Note [Member]
Short-Term Debt [Line Items]
Unpaid Balance	600	600
Accrued Interest	23	45
Net Carrying Value	$ 623	645
Discount
Bridge Loan Payable [Member]
Short-Term Debt [Line Items]
Unpaid Balance		200
Accrued Interest		23
Net Carrying Value		223
Discount